Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000174813
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Acadian Emerging Markets Portfolio, I Class Shares
C000015706
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Acadian Emerging Markets Portfolio, Investor Class Shares
C000174812
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Acadian Emerging Markets Portfolio, Y Class Shares
Without Sales Load [Member] | C000174813
Average Annual Return [Line Items]
Average Annual Return, Percent	25.39%	12.07%	8.88%
Without Sales Load [Member] | C000015706
Average Annual Return [Line Items]
Average Annual Return, Percent	25.16%	11.84%		8.75%
Without Sales Load [Member] | C000174812
Average Annual Return [Line Items]
Average Annual Return, Percent	25.29%	12.01%	8.82%
MSCI Emerging Markets Index (USD) (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (USD) (Gross)
Average Annual Return, Percent	28.69%	7.95%	7.95%
MSCI Emerging Markets Index (USD) (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (USD) (Gross)
Average Annual Return, Percent	28.69%	7.95%		8.13%
MSCI Emerging Markets Index (USD) (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (USD) (Gross)
Average Annual Return, Percent	28.69%	7.95%	7.95%